UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    March 31, 2008

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SIB LLC
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth P. Pearlman
Title:     Principal of SIB LLC
Phone:     305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman          Sunny Isles, Florida               May 7, 2008
-----------------------          --------------------               -----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $106,187
                                          (thousands)

List of Other Included Managers:            None



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                                                              FORM 13F INFORMATION TABLE

   COLUMN 1                     COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
   --------                     --------       --------    --------       --------      --------    --------        --------
                                                             VALUE   SHRS OR SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS    SOLE SHARED NONE
--------------               --------------      -----     --------  ----------------  ----------   --------    ----------------
ABB LTD                        SPONSORED ADR   000375204     4,038   150,000   SH         Sole         N/A            150,000

AMERICAN AXLE & MFG HLDGS IN        COM        024061103     3,598   175,500   SH         Sole         N/A            175,500

AMERICAN EAGLE OUTFITTERS NE        COM        02553E106     4,545   259,543   SH         Sole         N/A            259,543

BEST BUY INC                        COM        086516101       258   6,225     SH         Sole         N/A              6,225

CARMAX, INC                         COM        143130102     1,873   96,468    SH         Sole         N/A             96,468

CARNIVAL CORP                   PAIRED CTF     143658300     2,230   55,100    SH         Sole         N/A             55,100

CARTER INC                          COM        146229109     1,592   98,600    SH         Sole         N/A             98,600

CENTEX CORP                         COM        152312104     1,433   59,200    SH         Sole         N/A             59,200

CHAMPION ENTERPRISES INC            COM        158496109     1,637   163,200   SH         Sole         N/A            163,200

COACH INC                           COM        189754104     2,867   95,100    SH         Sole         N/A             95,100

DICKS SPORTING GOODS INC            COM        253393102     1,757   65,600    SH         Sole         N/A             65,600

EAGLE MATERIALS INC                 COM        26969P108       932   26,206    SH         Sole         N/A             26,206

GENENTECH INC                     COM NEW      368710406    11,244   138,509   SH         Sole         N/A            138,509

HEARTLAND EXPRESS INC               COM        422347104     3,627   254,383   SH         Sole         N/A            254,383

HUNT J B TRANS SVCS INC             COM        445658107     6,952   221,200   SH         Sole         N/A            221,200

KNIGHT TRANSN INC                   COM        499064103     6,537   397,121   SH         Sole         N/A            397,121

LOWES COS INC                       COM        548661107     2,865   124,900   SH         Sole         N/A            124,900

LULULEMON ATHLETICA INC             COM        550021109     5,402   190,000   SH         Sole         N/A            190,000

MAGNA ENTMT CORP                    CLA        559211107        58   171,300   SH         Sole         N/A            171,300

MEDTRONIC INC                       COM        585055106       730   15,100    SH         Sole         N/A             15,100

OLD DOMINION FGHT LINES INC         COM        679580100     3,196   100,412   SH         Sole         N/A            100,412

QUANTA SVCS INC                     COM        74762E102     8,013   345,821   SH         Sole         N/A            345,821

RYANAIR HLDGS PLC                   ADR        783513104     8,695   307,476   SH         Sole         N/A            307,476

SOUTHWESTERN ENERGY CO              COM        845467109     5,323   158,000   SH         Sole         N/A            158,000

STAPLES, INC                        COM        855030102     3,237   146,396   SH         Sole         N/A            146,396

TEXAS ROADHOUSE INC                 CLA        882681109     2,217   226,200   SH         Sole         N/A            226,200

THOR INDS INC                       COM        885160101     1,625   54,600    SH         Sole         N/A             54,600

TOLL BROTHERS INC                   COM        889478103     1,608   68,500    SH         Sole         N/A             68,500

URBAN OUTFITTERS INC                COM        917047102     8,098   258,324   SH         Sole         N/A            258,324


                              TOTAL                        106,187

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